Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Beginning of period	$ 345,020	$ 578,472
Liabilities Arising From Financing Activities Excluding Tolling Agreement Lease Liability		345,020
Changes from financing cash flows	(155,123)	(274,750)
Effect of changes in foreign exchange rates	(6,537)	6,002
Interest expense	15,992	35,603
Other changes	9,261	(307)
End of period	208,613	345,020
Dividends paid	(9,758)
Other amounts paid due to net financing activities	(20,385)	(7,397)
Payments to acquire own shares	(2,428)
Net cash (used) in financing activities	(175,508)	(282,147)
Bank borrowings.
Financial risk management
Beginning of period	46,548	77,833
Changes from financing cash flows	9,529	(26,798)
Effect of changes in foreign exchange rates	(2,389)	1,716
Interest expense	3,887	2,568
Other changes	(413)	(8,771)
End of period	57,162	46,548
Obligations under leases
Financial risk management
Beginning of period	66,250	58,536
Changes from financing cash flows	(16,201)	(14,967)
Effect of changes in foreign exchange rates		1,721
Interest expense	5,935	5,199
Other changes	13,468	15,761
End of period	69,452	66,250
Debt instruments
Financial risk management
Beginning of period	154,780	343,442
Changes from financing cash flows	(144,993)	(209,245)
Effect of changes in foreign exchange rates	(114)
Interest expense	1,799	22,989
Other changes	(1,337)	(2,406)
End of period	10,135	154,780
Financial loans from government agencies
Financial risk management
Beginning of period	77,442	98,661
Changes from financing cash flows	(3,458)	(23,740)
Effect of changes in foreign exchange rates	(4,034)	2,565
Interest expense	4,371	4,847
Other changes	(2,457)	(4,891)
End of period	$ 71,864	$ 77,442